Related Party Transactions (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions
Purchases from NagraStar	$ 3,000	$ 3,000	$ 8,000	$ 7,000	$ 10,000	$ 11,000	$ 2,000
Amounts payable to NagraStar	288,736		288,736		338,788	262,843
NagraStar
Related Party Transactions
Purchases from NagraStar	20,914	22,563	60,964	69,129	91,712	72,549	77,705
Amounts payable to NagraStar					$ 23,417	$ 21,930